Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Disclosure of commitments and contingent liabilities [text block]
18.	Commitments and contingencies

	Payments due by years
($000s)	Total	2020	2021-22	2023-24	2025-26
Mineral interests	9,715	826	1,992	3,372	3,525
Flow-through share expenditures	441	441	-	-	-
	10,156	1,267	1,992	3,372	3,525

As reported in the Company's prior year financial statements, in early 2019 the Company received a notice from the CRA that it proposed to reduce the amount of expenditures reported, as Canadian Exploration Expenses (CEE) for the three-year period ended December 31, 2016. The Company has funded certain of its exploration expenditures, from time-to-time, with the proceeds from the issuance of flow-through shares and renounced, to subscribers, the expenditures which it determined to be CEE. The notice disputes the eligibility of certain types of expenditures previously audited and approved as CEE by the CRA. The Company strongly disagrees with the notice and responded to the CRA auditors with additional information for their consideration. Subsequent to the year end, the CRA auditors responded to the Company's submission and, although accepting additional expenditures as CEE, reiterated that their position remains largely unchanged and subsequently issued reassessments to the Company reflecting the additional CEE expenditures accepted and $2.15 million of Part Xll.6 tax owing. Based on these reassessments, the Company anticipates that the CRA will reassess investors with reduced CEE deductions. The Company's and investors' reassessments can be appealed to the courts. The Company has indemnified the investors that subscribed for the flow-through shares. The potential tax indemnification to the investors is estimated to be $11.8 million. No provision has been recorded related to the tax nor the potential indemnity as the Company and its advisors do not consider it probable that there will ultimately be an amount payable.